Insurance and Reinsurance Contract Assets and Liabilities - Summary of Insurance Revenue By Transition Method (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	$ 23,972	$ 23,118
Asia [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	5,056	4,734
Canada [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	8,619	8,117
U.S. [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	10,194	10,245
Other Reporting Segments [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	103	22
Contracts Under the Fair Value Method [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	15,892	15,831
Contracts Under the Fair Value Method [Member] | Asia [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,499	2,656
Contracts Under the Fair Value Method [Member] | Canada [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	3,288	3,370
Contracts Under the Fair Value Method [Member] | U.S. [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	10,123	9,901
Contracts Under the Fair Value Method [Member] | Other Reporting Segments [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	(18)	(96)
Contracts Under the Full Retrospective Method [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	731	864
Contracts Under the Full Retrospective Method [Member] | Asia [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	531	666
Contracts Under the Full Retrospective Method [Member] | Canada [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	48	122
Contracts Under the Full Retrospective Method [Member] | U.S. [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	152	76
Other Contracts [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	7,349	6,423
Other Contracts [Member] | Asia [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,026	1,412
Other Contracts [Member] | Canada [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	5,283	4,625
Other Contracts [Member] | U.S. [member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	(81)	268
Other Contracts [Member] | Other Reporting Segments [Member]
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	$ 121	$ 118